Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Land Use Rights, Net
Land use rights	¥ 84,068	¥ 84,068
Less: Accumulated amortization	(3,222)	(1,541)
Land use rights, net	80,846	82,527	$ 12,426
Amortization expenses	¥ 1,681	¥ 1,541